Commitments And Contingencies (Details)				6 Months Ended	12 Months Ended
	Apr. 14, 2025	Apr. 25, 2023 USD ($) $ / shares shares	Feb. 04, 2021 tradingDay shares	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Apr. 11, 2025 USD ($)
Over-Allotment Option [Member]
Other Commitments [Line Items]
Number of shares issued in transaction (in shares) | shares		5,000,000
Ares Acquisition Corporation II [Member]
Other Commitments [Line Items]
Underwriter over-allotment purchase period | tradingDay			45
Number of shares issuable in transaction (in shares) | shares			6,750,000
Underwriter discount per share (in dollars per share)					$ 10,000,000
Payment of deferred underwriting commissions					17,500,000
Contingent fee amount				$ 782,045	$ 732,045
Temporary Equity Waiver Of Issuance Cost				$ 9,140,590
Sale Of Stock, Placement Agent Fee, Percentage Of Funds Raised	4.00%
Ares Acquisition Corporation II [Member] | IPO And Over-Allotment Option
Other Commitments [Line Items]
Underwriter discount per share (in dollars per share) | $ / shares | $ / shares		$ 0.2
Underwriter discount per share (in dollars per share)		$ 10,000,000
Deferred underwriting commission (in dollars per share) | $ / shares		$ 0.35
Payment of deferred underwriting commissions		$ 17,500,000
Aggregate Deferred Underwriting Fee Payable		$ 17,500,000				$ 8,359,410
Ares Acquisition Corporation II [Member] | Over-Allotment Option [Member]
Other Commitments [Line Items]
Number of shares issued in transaction (in shares) | shares		5,000,000